PRO FORMA FINANCIAL INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
PRO FORMA FINANCIAL INFORMATION [Abstract]
Business Acquisition, Pro Forma Information
This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Revenues	$25,847	$25,550	$51,704	$50,963
Depreciation and amortization	7,662	7,889	15,335	15,813
Net income	6,653	6,853	12,840	13,502
Net income per common share, basic	0.18	0.19	0.35	0.37
Net income per common share, diluted	0.18	0.19	0.35	0.37
Weighted-average number of common shares outstanding, basic	37,147,942	36,884,284	37,092,683	36,870,784
Weighted-average number of common shares outstanding, diluted	37,191,687	36,956,179	37,119,005	36,940,575

This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods (in thousands, except share and per share amounts):

	Year Ended December 31, 2011	Period from November 15, 2010 to December 31, 2010

Revenues	$96,543	$31,386
Depreciation and amortization	29,883	8,995
Net income	24,890	16,737
Net income per common share, basic	0.67	0.45
Net income per common share, diluted	0.67	0.45
Weighted-average number of common shares outstanding, basic	36,922,458	36,840,936
Weighted-average number of common shares outstanding, diluted	36,984,266	36,916,988